Condensed parent company financial information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Description of Mandatory Dividend or Redemption Provisions of Redeemable Stock of Registrant	there are no mandatory dividend or redemption requirements for redeemable stocks to disclose.
Description of Guarantees Given by Registrant	The Company will guarantee all outstanding liabilities of the above UK subsidiary undertakings as at the balance sheet date in accordance with Section 479C of the Companies Act 2006. The Company has assessed the probability of loss under the guarantees as remote.